Document And Entity Information	May 14, 2026
Document Information [Line Items]
Entity, Registrant Name	Live Ventures Incorporated
Document, Type	8-K
Document, Period End Date	May 14, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-33937
Entity, Tax Identification Number	85-0206668
Entity, Address, Address Line One	8548 Rozita Lee Ave.
Entity, Address, Address Line Two	Suite 305
Entity, Address, City or Town	Las Vegas
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89113
City Area Code	702
Local Phone Number	939-0231
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	LIVE
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001045742